Financial Instruments - Level 3 Fair Value Sensitivity Analysis - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other Investments - Equity Securities (FVOCI) [Member]
Disclosure of Fair Value Measurement [Line Items]
Equity instruments basis points		1.00%
Other Liabilities Related to Business Combination [Member]
Disclosure of Fair Value Measurement [Line Items]
Change in other liabilities related to business combination	1.00%	1.00%